Nuveen Real Estate Income Fund
Portfolio of Investments September 30, 2023
(Unaudited)
JRS
Shares Description (a) Value
LONG-TERM INVESTMENTS - 138.6%  (96.8% of Total Investments)
X –
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 91 .6% ( 64 .0%
of Total Investments) X 203,798,491
Data Center REITs - 11.1%
86,459 Digital Realty Trust Inc   $ 10,463,268
19,650 Equinix Inc   14,271,009
Total Data Center REITs 24,734,277
Health Care REITs - 10.3%
238,148 Healthpeak Properties Inc   4,372,397
225,085 Ventas Inc   9,482,831
110,946 Welltower Inc   9,088,697
Total Health Care REITs 22,943,925
Hotel & Resort REITs - 2.9%
277,006 Host Hotels & Resorts Inc   4,451,486
86,240 Sunstone Hotel Investors Inc   806,344
103,127 Xenia Hotels & Resorts Inc   1,214,836
Total Hotel & Resort REITs 6,472,666
Industrial REITs - 12.5%
88,355 First Industrial Realty Trust Inc   4,204,815
209,606 Prologis Inc   23,519,889
Total Industrial REITs 27,724,704
Multi-Family Residential REITs - 14.2%
169,672 Apartment Income REIT Corp   5,208,930
35,817 AvalonBay Communities Inc   6,151,212
59,049 Camden Property Trust   5,584,855
128,109 Equity Residential   7,521,279
11,910 Essex Property Trust Inc   2,525,992
17,005 Mid-America Apartment Communities Inc   2,187,693
65,155 UDR Inc   2,324,079
Total Multi-Family Residential REITs 31,504,040
Office REITs - 6.8%
52,024 Alexandria Real Estate Equities Inc   5,207,602
43,268 Boston Properties Inc   2,573,581
53,310 Cousins Properties Inc   1,085,925
184,895 Douglas Emmett Inc   2,359,260
52,680 Kilroy Realty Corp   1,665,215
130,760 Paramount Group Inc   604,111
41,610 SL Green Realty Corp   1,552,053
Total Office REITs 15,047,747
Other Specialized REITs - 1.7%
133,245 VICI Properties Inc   3,877,429
Total Other Specialized REITs 3,877,429
Real Estate Operating Companies - 0.2%
58,990 Tricon Residential Inc   436,526
Total Real Estate Operating Companies 436,526
Retail REITs - 12.8%
58,380 Federal Realty Investment Trust   5,290,980
313,206 Kite Realty Group Trust   6,708,873
58,640 Macerich Co/The   639,762
54,350 Regency Centers Corp   3,230,564
94,804 Simon Property Group Inc   10,241,676

Nuveen Real Estate Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

JRS
Shares Description (a) Value
Retail REITs (continued)
194,895 SITE Centers Corp   $ 2,403,055
Total Retail REITs 28,514,910
Self-Storage REITs - 9.0%
194,607 CubeSmart   7,420,365
32,290 Extra Space Storage Inc   3,925,818
33,320 Public Storage   8,780,487
Total Self-Storage REITs 20,126,670
Single-Family Residential REITs - 8.6%
335,632 American Homes 4 Rent, Class A   11,307,442
45,400 Equity LifeStyle Properties Inc   2,892,434
125,965 Invitation Homes Inc   3,991,831
7,735 Sun Communities Inc   915,360
Total Single-Family Residential REITs 19,107,067
Telecom Tower REITs - 1.5%
7,055 Crown Castle Inc   649,272
13,285 SBA Communications Corp   2,659,258
Total Telecom Tower REITs 3,308,530
Total Real Estate Investment Trust Common Stocks
(cost $176,441,977) 203,798,491
Shares Description (a) Coupon Value
X –
REAL ESTATE INVESTMENT TRUST PREFERRED STOCKS - 47 .0%
( 32 .8 % of Total Investments) X 104,544,555
Data Center REITs - 3.8%
197,465 Digital Realty Trust Inc 5.200% $ 3,998,666
97,500 Digital Realty Trust Inc 5.850% 2,192,775
107,345 Digital Realty Trust Inc 5.250% 2,183,397
Total Data Center REITs 8,374,838
Diversified REITs - 1.3%
35,010 Armada Hoffler Properties Inc 6.750% 738,711
10,130 CTO Realty Growth Inc 6.375% 185,278
54,110 DigitalBridge Group Inc 7.150% 1,152,543
43,965 DigitalBridge Group Inc 7.125% 949,644
Total Diversified REITs 3,026,176
Hotel & Resort REITs - 5.5%
95,245 Chatham Lodging Trust 6.625% 1,944,903
141,820 DiamondRock Hospitality Co 8.250% 3,614,992
147,075 Pebblebrook Hotel Trust 6.375% 2,895,907
57,695 Pebblebrook Hotel Trust 5.700% 1,062,742
22,025 Pebblebrook Hotel Trust 6.300% 438,738
65,150 Sunstone Hotel Investors Inc 5.700% 1,342,090
41,060 Sunstone Hotel Investors Inc 6.125% 872,935
Total Hotel & Resort REITs 12,172,307
Industrial REITs - 3.2%
59,877 Prologis Inc 8.540% 3,398,020
159,235 Rexford Industrial Realty Inc 5.625% 3,224,509
23,621 Rexford Industrial Realty Inc 5.875% 500,765
Total Industrial REITs 7,123,294
Multi-Family Residential REITs - 0.8%
34,373 Mid-America Apartment Communities Inc 8.500% 1,844,799
Total Multi-Family Residential REITs 1,844,799

Shares   Description (a) Coupon Value
Office REITs - 13.0%
12,713 Highwoods Properties Inc 8.625% $ 13,587,208
175,808 Hudson Pacific Properties Inc 4.750% 2,187,052
152,510 SL Green Realty Corp 6.500% 2,882,439
229,040 Vornado Realty Trust 5.250% 3,339,403
214,604 Vornado Realty Trust 5.250% 3,137,511
178,635 Vornado Realty Trust 4.450% 2,231,151
107,649 Vornado Realty Trust 5.400% 1,555,528
Total Office REITs 28,920,292
Other Specialized REITs - 0.2%
21,085 EPR Properties 5.750% 391,548
Total Other Specialized REITs 391,548
Retail REITs - 9.9%
128,290 Agree Realty Corp 4.250% 2,147,575
145,990 Federal Realty Investment Trust 5.000% 2,924,180
186,964 Kimco Realty Corp 5.250% 4,032,813
165,989 Kimco Realty Corp 5.125% 3,513,987
60,825 Regency Centers Corp 6.250% 1,490,213
53,645 Regency Centers Corp 5.875% 1,281,579
125,180 Saul Centers Inc 6.000% 2,641,298
19,985 Saul Centers Inc 6.125% 419,685
5,494 Simon Property Group Inc 8.375% 308,131
116,200 SITE Centers Corp 6.375% 2,647,036
27,340 Spirit Realty Capital Inc 6.000% 575,780
Total Retail REITs 21,982,277
Self-Storage REITs - 7.4%
77,946 National Storage Affiliates Trust 6.000% 1,749,888
262,930 Public Storage 5.600% 6,386,570
119,064 Public Storage 5.050% 2,753,950
89,715 Public Storage 4.625% 1,767,385
80,955 Public Storage 4.875% 1,705,722
73,305 Public Storage 4.000% 1,271,842
27,485 Public Storage 4.125% 493,905
12,910 Public Storage 4.700% 252,649
Total Self-Storage REITs 16,381,911

Nuveen Real Estate Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

JRS
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Shares   Description (a) Coupon Value
Single-Family Residential REITs - 1.9%
117,810 American Homes 4 Rent 6.250% $ 2,651,903
65,105 American Homes 4 Rent 5.875% 1,416,034
12,330 UMH Properties Inc 6.375% 259,176
Total Single-Family Residential REITs 4,327,113
Total Real Estate Investment Trust Preferred Stocks
(cost $126,295,976) 104,544,555
Total Long-Term Investments
(cost $302,737,953) 308,343,046
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 4.5% (3.2% of Total Investments)
X –
REPURCHASE AGREEMENTS - 4 .5% ( 3 .2 % of Total Investments) X 10,066,113
$ 506 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/23, repurchase price $506,181,
collateralized by $717,700, U.S. Treasury Bonds, 2.875%,
due 5/15/52, value $516,239
1.600% 10/02/23 $ 506,113
9,560 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/23, repurchase price $9,564,206,
collateralized by $12,240,100, U.S. Treasury Bonds,
3.375%, due 11/15/48, value $9,751,273
5.280% 10/02/23 9,560,000
Total Repurchase Agreements
(cost $10,066,113) 10,066,113
Total Short-Term Investments
(cost $10,066,113) 10,066,113
Total Investments (cost $ 312,804,066 ) - 143 .1% 318,409,159
Borrowings - (42.4)% (b),(c) (94,400,000)
Other Assets & Liabilities, Net -  (0.7)% (1,488,515)
Net Assets Applicable to Common Shares - 100% $ 222,520,644
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (d)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services LLC $ 72,400,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 3,895,837 $ 3,895,837

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common
Stocks $ 203,798,491 $ – $ – $ 203,798,491
Real Estate Investment Trust Preferred
Stocks 101,146,535 3,398,020 – 104,544,555
Short-Term Investments:
Repurchase Agreements – 10,066,113 – 10,066,113
Investments in Derivatives:
Interest Rate Swaps* – 3,895,837 – 3,895,837
Total
$ 304,945,026 $ 17,359,970 $ – $ 322,304,996
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Borrowings as a percentage of Total Investments is 29.6%.
(c) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $196,890,392 have been pledged as collateral for borrowings.
(d) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
REIT Real Estate Investment Trust